Other Financial Data (Schedule Of Other Financial Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Component of Operating Other Cost and Expense [Line Items]
Salaries and wages (including fringes)	$ 197,642	$ 187,214	$ 160,780
Maintenance and repairs	5,389	4,530	3,440
Research and development	39,238	42,101	36,234
Other engineering costs	17,646	11,490	13,250
Total R&D and other engineering costs	56,884	53,591	49,484
As a % of net sales	8.30%	7.70%	8.10%
Company-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	30,067	33,574	32,199
Customer-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	$ 9,171	$ 8,527	$ 4,035